Financial and capital risk management (Details 4) - Foreign Exchange And Interest Rate Derivatives [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Foreign exchange notional amount	$ 9,201	$ 11,490
Foreign exchange financial settlement inflows	455	$ (549)
Later Than One Year And There After [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange financial settlement inflows	305
Later Than Two Year And There After [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange financial settlement inflows	64
Later Than Three Year And There After [Member]
IfrsStatementLineItems [Line Items]
Foreign exchange financial settlement inflows	$ 86